Discontinued Operations	12 Months Ended
Mar. 31, 2014
Discontinued Operations

27. Discontinued Operations

ASC 205-20 (“Presentation of Financial Statements—Discontinued Operations”) requires that the Company and its subsidiaries reclassify the operations sold or disposed of, or to be disposed of by sale without significant continuing involvement in the operations to discontinued operations. Under this Codification Section, the Company and its subsidiaries report the gains on sales and the results of these operations of subsidiaries, business units, and certain properties, which have been sold or are to be disposed of by sale, as income from discontinued operations in the accompanying consolidated statements of income. Revenues and expenses generated by the operations of such subsidiaries, business units and properties recognized in fiscal 2012 and 2013 have also been reclassified as income from discontinued operations in the accompanying consolidated statements of income.

During fiscal 2012, the Company and its subsidiaries sold a subsidiary which operated real-estate rental business, a subsidiary that operated a Japanese inn and hotel, a subsidiary that operated a golf course, a subsidiary that operated ski resorts, a subsidiary that operated a property management business and a subsidiary that operated a spa facility. In addition, the Company liquidated a kumiai, which was effectively a type of SPE, seeking for rent revenue. As a result of the sales and the liquidation, a loss of ¥361 million was recognized during fiscal 2012.

During fiscal 2013, the Company and its subsidiaries completed the liquidation procedure for a kumiai in Japan which was effectively a type of SPE, operating private-equity investment and management, and the Company wound up a subsidiary overseas which operated reinsurance business. As a result, a loss of ¥13 million was recognized during fiscal 2013. Furthermore, the Company has determined to wind up a subsidiary that operates M&A advisory services business in Japan and a subsidiary that operates alternative investment business in Japan during fiscal 2013. There were no significant assets or liabilities of the subsidiaries in the accompanying consolidated balance sheets at March 31, 2013. Net losses of ¥1,188 million and net losses of ¥370 million on derivative trading instruments are included in income from discontinued operations for the subsidiary that operates alternative investment business in Japan for fiscal 2012 and 2013, respectively.

During fiscal 2014, the Company liquidated a subsidiary that operated a hotel. The Company has also determined to wind up an overseas subsidiary that operated corporate finance business and the liquidation of the subsidiary substantially completed. As a result, a loss of ¥1,600 million was recognized during fiscal 2014. Furthermore, the Company determined to wind up a subsidiary that operates alternative investment business in Japan during fiscal 2013 but completed the liquidation procedure for the subsidiary during fiscal 2014. There were no gains or losses from liquidating this subsidiary.

During fiscal 2014, the Company has determined to sell the food business unit of a subsidiary, which is composed of the food service business unit and the food business unit. In fiscal 2013 and 2014, the operating income from the food business unit were ¥175 million and ¥333 million, respectively. With respect to the food business unit of the subsidiary held for sale as of March 31 2014, included in the accompanying consolidated balance sheet are mainly other operating assets of ¥1,561 million, other receivables of ¥2,069 million, other assets of ¥1,500 million, trade notes, accounts payable and other liabilities of ¥1,822 million and long-term debt of ¥1,336 million.

The Company and its subsidiaries own various real estate properties, including commercial and office buildings, for rental operations. In fiscal 2012, 2013 and 2014, the Company and its subsidiaries recognized ¥4,921 million, ¥6,802 million and ¥16,200 million of aggregated gains on sales of such real estate properties, respectively. In addition, the Company and its subsidiaries determined to dispose by sale of rental properties of ¥39,459 million and ¥44,694 million that are mainly included in investment in operating leases at March 31, 2013 and 2014, respectively.

Discontinued operations in fiscal 2012, 2013 and 2014 consist of the following:

	Millions of yen
	2012	2013	2014
Revenues	¥30,253	¥20,699	¥26,607

Income from discontinued operations, net*	1,775	(179)	12,182
Provision for income taxes	1,219	347	(4,681)

Discontinued operations, net of applicable tax effect	¥2,994	¥168	¥7,501

*	Income from discontinued operations, net includes aggregate gains on sales of subsidiaries, business units, and rental properties in the amount of ¥3,609 million, ¥6,789 million and ¥14,600 million in fiscal 2012, 2013 and 2014, respectively.